Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Compensation
14.	SHARE-BASED COMPENSATION

Share options granted by the Company

In November 2012, the Company adopted a share incentive plan (“2012 Plan”), which was amended in October 2013. The maximum aggregate number of shares which may be issued pursuant to all awards under the 2012 Plan is 44,758,220 ordinary shares.

In November, 2014, the Company adopted the 2014 share incentive plan (“2014 Plan”), pursuant to which a maximum aggregate of 14,031,194 Class A ordinary shares may be issued pursuant to all awards granted thereunder. Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan. With the adoption of the 2014 Plan, the Company will no longer grant any incentive shares under the 2012 Plan. The time and condition to exercise options will be determined by the Board or a committee of the Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination. Under the 2014 Plan, share options are subject to vesting schedules ranging from two to four years.

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic Value (US$)
Outstanding as of January 1, 2018	26,969,291	0.0536	7.40	328,658

Granted	5,502,868	0.0002
Exercised	(10,028,568)	0.0800
Forfeited	(660,488)	0.0002

Outstanding as of December 31, 2018	21,783,103	0.0296	7.36	258,030

Exercisable as of December 31, 2018	10,227,313	0.0628	5.98	120,807

There were 10,227,313 vested options, and 10,477,208 options expected to vest as of December 31, 2018. For options expected to vest, the weighted-average exercise price was US$0.0002 as of December 31, 2018 and aggregate intrinsic value was US$136,006 and US$124,415 as of December 2017 and 2018, respectively.

The weighted-average grant-date fair value of the share options granted during the years 2016, 2017, and 2018 was US$6.24, US$17.41 and US$17.75, respectively. Total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was US$45,581, US$154,233 and US$209,797, respectively. The total fair value of options vested during the years ended December 31, 2016, 2017 and 2018 was US$27,171, US$37,979 and US$59,226, respectively.

In July 2016, the Company canceled 187,500 outstanding employee share options granted under the 2014 Plan for one employee. As a result, the Company immediately recognized the unvested compensation cost attributable to the canceled award amounting to RMB10,002 in 2016.

The fair value of options granted was estimated on the date of grant using the Black-Sholes pricing model after the Company completed its IPO, with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
2016	1.75%~2.70%	10 years	52.5%~55.3%	—	0.0002
2017	2.47%~2.87%	10 years	50.7%~54.0%	—	0.0002
2018	3.16%~3.66%	10 years	50.0%~50.7%	—	0.0002

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

The Company used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Group’s board of directors.

The fair value of the ordinary shares is determined as the closing sales price of the ordinary shares as quoted on the principal exchange or system. For employee and executives share options, the Group recorded share-based compensation of RMB186,687, RMB286,119 and RMB377,241 during the years ended December 31, 2016, 2017 and 2018, respectively, based on the fair value on the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

For non-employee share options the Group recorded share-based compensation of RMB20,767, RMB44,277 and RMB14,360 during the years ended December 31, 2016, 2017 and 2018, respectively, based on the fair value at the commitment date and recognized over the period the service is provided.

As of December 31, 2018, total unrecognized compensation expense relating to unvested share options was RMB1,054,778, which will be recognized over a weighted average period of 2.81 years. The weighted-average remaining contractual term of options outstanding is 7.36 years.

Non-vested restricted shares granted by the Company

In April 2012, the Company’s four founding shareholders entered into an arrangement with the investor in conjunction with the issuance of Series A preferred shares, whereby all of their 147,000,000 ordinary shares (“Founders’ shares”) became subject to service and transfer restrictions. Such Founders’ shares are subject to repurchase by the Company upon early termination of their four years of employment. The repurchase price is the par value of the ordinary shares. 25% of the Founders’ shares shall be vested annually. The restricted share agreements were subsequently amended on June 11, 2012 and July 18, 2012, respectively. Pursuant to the agreements, 25% of the Founders’ shares shall vest upon the closing of issuance of Series B preferred shares and the remaining 75% shall be vested monthly in equal installments over the next 36 months. This arrangement has been accounted for as a grant of restricted stock awards subject to service vesting conditions. Because the modification does not affect any of the other terms or conditions of the award, presumably the fair value before and after the modification is the same. The restrictions on the ordinary shares were fully released and such shares became fully vested in 2016.

On May 15, 2014, the Company’s four founding shareholders entered into an agreement with the investors to renew the arrangement. The Company considered the amendment of agreement as a modification of vesting of the restricted shares. Pursuant to the agreement, the Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period. Because the modification does not affect any of the other terms or conditions of the award, the fair value of the restricted shares before and after the modification is the same.

A summary of non-vested restricted share activity during the years ended December 31, 2016, 2017 and 2018 is presented below:

Number of shares
Outstanding as of January 1, 2016	28,625,378
Granted	—
Modification	—
Vested	(28,625,378)

Outstanding as of December 31, 2016	—

The weighted average grant date fair value of the non-vested restricted shares was US$0.01 per share and the aggregated fair value was US$1,470. The total fair value of non-vested restricted shares vested during the years ended December 31, 2016, 2017 and 2018 was US$286, US$ nil and US$ nil, respectively.

The Company recorded compensation expense of RMB348, RMB nil and RMB nil during the years ended December 31, 2016, 2017 and 2018, respectively, related to non-vested restricted shares.

As of December 31, 2018, total unrecognized compensation expense relating to the non-vested restricted shares was RMB nil.

Restricted share units (“RSUs”) granted by the Company

On December 11, 2014, the Company granted a total of 40,001 shares of RSUs to independent directors under the 2014 Plan. The restricted share units will vest in accordance with the vesting schedule set out in the RSUs award agreement, which is 50% of the RSUs shall vest at the end of every six months since the grant date.

On May 17, 2016, March 7, 2017 and May 2, 2018, the Company further granted 200,000, 100,000 and 100,000 shares of RSUs, respectively, to the independent directors under the 2014 Plan with a vesting period of 4 years.

The Company will forfeit the unvested portion of the RSUs if the grantees terminate their service during the vesting period.

The Group recorded share-based compensation of RMB2,295, RMB4,173 and RMB6,609 for RSUs for the years ended December 31, 2016, 2017 and 2018, respectively, based on the fair value on the grant dates over the requisite service period of award using the straight-line method.

As of December 31, 2018, total unrecognized compensation expense relating to unvested RSUs was RMB17,979 which will be recognized over a weighted average period of 2.69 years.

Share options granted by Tantan Limited

In March, 2015, Tantan Limited adopted the 2015 share incentive plan (“2015 Plan”), pursuant to which a maximum aggregate of 1,000,000 shares may be issued pursuant to awards may be authorized, but unissued ordinary shares. The Board of Directors may in its discretion make adjustments to the numbers of shares. In April 2016 and March 2017, the Board of Directors of Tantan approved to adjust the numbers of shares to a maximum aggregate of 2,000,000 and 2,793,812, respectively.

In July, 2018, Tantan Limited adopted the 2018 share incentive plan (“2018 Plan”), pursuant to which the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable. The time and condition to exercise options will be determined by Tantan’s Board. The term of the options may not exceed ten years from the date of the grant, except for the situation of amendment, modification and termination.

Options classified as equity awards

The following table summarizes the option activity for the year ended December 31, 2018:

	Number of options	Weighted average exercise price per option (US$)	Weighted average remaining contractual life (years)	Aggregated intrinsic value (US$)
Outstanding as of the acquisition date	1,507,488	0.9062	7.07	45,969

Granted	575,629	21.4461
Exercised	—	—
Forfeited	(186,531)	0.7616

Outstanding as of December 31, 2018	1,896,586	7.1544	7.45	35,666

Exercisable as of December 31, 2018	358,281	1.0547	6.48	8,923

There were 358,281 vested options, and 1,353,711 options expected to vest as of December 31, 2018. For options expected to vest, the weighted-average exercise price was US$8.58 as of December 31, 2018 and the aggregate intrinsic value amounted to US$23,534 as of December 31, 2018.

The weighted-average grant-date fair value of the share options granted during the year ended December 31, 2018 was US$14.99. Total intrinsic value of options exercised for the year ended December 31, 2018 was US$ nil. The total fair value of options vested during the year ended December 31, 2018 was US$7,600.

The fair value of each option granted was estimated on the date of grant using the binomial tree pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.58%	10 years	55.4%	—	1.6-25.0

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

Tantan Limited used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by Tantan Limited based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Tantan Limited’s board of directors.

(6)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

For share options classified as equity awards, Tantan Limited recorded share-based compensation of RMB94,977 during the year ended December 31, 2018 , based on the fair value of the grant dates over the requisite service period of award according to the vesting schedule for employee share option.

As of December 31, 2018, total unrecognized compensation expense relating to unvested share options was RMB236,053 which will be recognized over a weighted average period of 2.79 years. The weighted-average remaining contractual term of options outstanding is 7.45 years.

Options classified as liability awards

In August 2018, Tantan Limited granted 3,578,205 share options to its founders under the 2018 Plan. The founders have the right to request Tantan Limited to redeem for cash the vested options upon the termination of the founders’ employment at a price based on a fixed equity value of Tantan Limited. Therefore, the awards are classified as liability on the consolidated balance sheet due to their cash settlement feature. The options include a four years vesting condition whereas options vest ratably at the end of each year. Accordingly, the awards are re-measured at each reporting date with a corresponding charge to stock-based compensation expense and are amortized over four years. The share options also include a performance condition in which the founders have the right to receive fully vested options immediately upon achieving certain performance conditions. As of December 31, 2018, the Group assessed and concluded that it is not probable that the achievement of the performance condition will be met prior to the end of the four years vesting term.

No liability classified options were vested, and 3,578,205 options were outstanding and expected to vest as of December 31, 2018. For options expected to vest, the weighted-average exercise price was US$0.002 and the aggregate intrinsic value amounted to US$92,883 as of December 31, 2018. The weighted-average grant-date fair value of the share options granted for the year ended December 31, 2018 was US$37.15.

The fair value of each option granted was estimated using the binomial tree pricing model with the following assumptions used during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price (US$)
During the year ended December 31, 2018	3.39%~3.58%	10 years	55.4%~55.6%	—	0.002

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of China international government bonds with a maturity period close to the expected term of the options.

(2)	Contractual term

Tantan Limited used the original contractual term.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(4)	Dividend yield

The dividend yield was estimated by Tantan Limited based on its expected dividend policy over the expected term of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors of Tantan Limited.

(6)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on a retrospective valuation, which used management’s best estimate for projected cash flows as of each valuation date.

For share options classified as liability awards, Tantan Limited recorded share-based compensation of RMB86,778 during the year ended December 31, 2018, based on the fair value at the grant date and adjusted subsequently at each reporting dates.

As of December 31, 2018, total unrecognized compensation expense relating to unvested share options was RMB818,092, which is expected to be recognized over a weighted average period of 3.62 years. Total unrecognized compensation expenses and recognition period may be adjusted for future changes in estimated forfeitures, and the probability and time of achieving the performance condition .The weighted-average remaining contractual term of options outstanding is 9.62 years.